Fair Value Measurements - Summary Of The Changes In Assets andLiabilities Recorded At Fair Value And Classified As Level 3 (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 49,848	$ 5,541	$ 5,319
Purchases		85,000	0
Accrued interest income		5,840	320
Accrued interest collected		(2,678)	0
Foreign currency translation gains (losses) included in other comprehensive income		3,810	0
Foreign currency gain (loss) included in net income		(8,177)	(98)
Balance at end of period		49,848	5,541
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	49,849	5,541
Purchases	15,000	85,000
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)
Accrued interest income	5,603	5,840
Accrued interest collected	(5,269)	(2,678)
Foreign currency translation gains (losses) included in other comprehensive income	119	3,810
Foreign currency gain (loss) included in net income		(8,176)
Balance at end of period	39,275	49,849	5,541
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gain on available-for-sale securities included in other comprehensive income		4,369	0
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gain on available-for-sale securities included in other comprehensive income	(2,263)	4,369
Income Loss From Equity Method Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Credit loss valuation allowance included in income (loss) from equity method and other investments		(43,857)	$ 0
Income Loss From Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Credit loss valuation allowance included in income (loss) from equity method and other investments	$ (15,265)	$ (43,857)